COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
COMMITMENTS AND CONTINGENCIES
Operating leases, rent expense	$ 0	$ 76,488	$ 52,058